Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 88.7%
California – 81.2%
Bay Area Toll Authority Series 2021 3.92% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,928,577
4.03% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,187,264
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2042	5,500	5,975,561
5.25%, 07/01/2044	4,750	5,104,229
AGM Series 2024-B 4.00%, 07/01/2039	4,500	4,422,044
4.125%, 07/01/2041	3,000	2,977,511
California Community Choice Financing Authority Series 2024 5.00%, 01/01/2056	13,900	15,152,437
California Community Choice Financing Authority (American General Life Insurance Co.) Series 2024 5.00%, 08/01/2055	7,600	8,054,178
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,288,731
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	10,000	10,546,532
5.00%, 11/01/2055	10,000	10,526,946
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,622,874
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	7,015	7,025,157
Series 2023 5.00%, 12/01/2053	9,590	10,027,439
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,430,840
Series 2023 4.665% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,991,332
4.705% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,045,314
5.00%, 02/01/2054	14,770	15,661,762
California Community Choice Financing Authority (Pacific Mutual Holding Co.) Series 2024-F 5.00%, 02/01/2055	6,045	6,442,962
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,748,686

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	$4,450	$3,463,356
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,115,262
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,588,569
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2037	510	510,697
4.00%, 06/01/2038	1,000	994,824
5.00%, 06/01/2027	800	826,901
5.00%, 06/01/2028	700	732,674
5.00%, 06/01/2030	500	534,252
5.00%, 06/01/2031	400	426,874
5.00%, 06/01/2032	300	319,215
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,250	2,258,896
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,509,684
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,564,543
California Enterprise Development Authority Series 2024-A 5.00%, 06/01/2044(b)	2,000	2,008,520
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	885	870,166
4.00%, 06/01/2031(b)	2,000	1,925,411
California Health Facilities Financing Authority Series 2019 5.00%, 10/01/2039	3,000	3,032,774
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2036	1,000	1,081,694
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,603,338

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2028	$6,000	$6,091,669
5.00%, 11/15/2029	7,000	7,102,945
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,248,371
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	2,900	3,177,666
5.00%, 04/01/2033	2,000	2,181,983
5.00%, 04/01/2034	750	815,019
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,629,168
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2029	1,280	1,351,809
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,078	10,066,392
Series 2021-1, Class A 3.50%, 11/20/2035	9,427	8,979,560
Series 2021-2, Class A 3.75%, 03/25/2035	7,650	7,526,240
Series 2021-2, Class X 0.82%, 03/25/2035(c)	3,825	163,547
Series 2021-3, Class A 3.25%, 08/20/2036	1,903	1,759,514
Series 2021-3, Class X 0.77%, 08/20/2036(c)	3,235	153,169
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,737,258
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	2,600	2,671,536
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 4.32% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,983,000
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.00%, 07/01/2042	2,355	2,504,987
5.00%, 07/01/2044	2,000	2,111,954
California Municipal Finance Authority Series 2024 5.00%, 04/01/2034	410	452,833

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2035	$720	$792,261
5.00%, 04/01/2038	500	545,484
5.00%, 04/01/2044	1,415	1,500,149
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,028,818
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2026	2,200	2,244,135
5.00%, 12/31/2028	1,000	1,034,363
5.00%, 06/30/2029	1,050	1,085,801
5.00%, 12/31/2029	2,150	2,222,741
5.00%, 12/31/2031	1,930	1,992,452
5.00%, 12/31/2033	1,500	1,543,893
5.00%, 12/31/2043	2,000	2,018,277
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(b)	2,210	2,220,276
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	3,400	3,508,908
5.00%, 07/01/2039(b)	2,465	2,533,947
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,557,366
California School Finance Authority Series 2024 5.00%, 06/01/2044(b)	2,000	1,968,185
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,266,035
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,057,825
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	725	757,727
5.25%, 08/01/2038(b)	500	522,083
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	760	757,041
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,002,768

	Principal Amount (000)	U.S. $ Value

California State Public Works Board Series 2022-B 5.00%, 06/01/2026	$10,000	$10,301,318
Series 2023 5.00%, 09/01/2026	5,000	5,178,206
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2030	2,000	2,081,428
5.00%, 04/01/2031	2,000	2,080,700
5.00%, 04/01/2032	1,270	1,320,513
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.05%, 04/01/2032	2,000	2,002,156
5.06%, 04/01/2033	1,000	996,908
California State University Series 2017-A 5.00%, 11/01/2033	5,620	5,882,072
Series 2020-A 5.00%, 11/01/2030	600	660,297
5.00%, 11/01/2031	400	439,621
Series 2020-D 1.49%, 11/01/2028	1,500	1,336,588
Series 2021-B 2.274%, 11/01/2034	7,000	5,483,486
California Statewide Communities Development Authority Series 2016 5.00%, 10/01/2027	2,360	2,414,276
5.00%, 10/01/2028	1,230	1,258,117
5.00%, 10/01/2033	2,135	2,174,247
Series 2024-A 5.00%, 12/01/2041	3,250	3,636,221
5.25%, 12/01/2040	2,400	2,736,929
5.25%, 12/01/2044	2,725	3,040,473
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,251,823
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	747,242
5.00%, 04/01/2028	535	563,983
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	3,250	3,272,849
Series 2019 5.00%, 06/01/2034(b)	755	776,650
5.00%, 06/01/2039(b)	1,800	1,821,513

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	$4,500	$4,502,349
Series 2018-A 5.00%, 12/01/2027(b)	250	258,669
5.00%, 12/01/2033(b)	1,000	1,034,843
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	685	698,844
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	8,500	8,911,681
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,009,778
City of Los Angeles Department of Airports Series 2017 5.00%, 05/15/2029	1,145	1,163,977
Series 2017-A 5.00%, 05/15/2028	1,440	1,487,775
5.00%, 05/15/2031	1,275	1,311,424
Series 2018 5.00%, 05/15/2031	3,000	3,171,129
5.00%, 05/15/2035	1,190	1,229,170
Series 2018-C 5.00%, 05/15/2025	2,955	2,973,700
Series 2019 4.00%, 05/15/2044	4,205	4,047,715
Series 2019-A 5.00%, 05/15/2038	4,315	4,488,925
Series 2020-C 5.00%, 05/15/2031	5,000	5,344,552
5.00%, 05/15/2039	2,655	2,772,851
Series 2021 5.00%, 05/15/2030	5,020	5,370,846
5.00%, 05/15/2033	4,735	5,117,185
5.00%, 05/15/2035	1,685	1,800,760
Series 2021-D 4.00%, 05/15/2040	2,165	2,133,107
Series 2022 4.00%, 05/15/2036	1,300	1,290,820
4.00%, 05/15/2041	1,100	1,079,419
5.00%, 05/15/2032	4,000	4,334,402
Series 2022-A 4.00%, 05/15/2041	6,160	6,008,995
City of Los Angeles Department of Airports (Pre-refunded - US Treasuries) Series 2021 5.00%, 05/15/2033	265	290,319

	Principal Amount (000)	U.S. $ Value

City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	$2,000	$2,023,457
5.00%, 08/01/2030	3,320	3,355,326
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,051,162
5.00%, 09/01/2030	1,295	1,336,146
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,011,449
City of San Jose CA Airport Revenue Series 2017-A 5.00%, 03/01/2027	2,480	2,547,075
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	350	298,386
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,925	4,433,389
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,307,155
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	1,995	2,016,451
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,219,340
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,415	2,770,637
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,130,061
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	4,069,693
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,490	3,143,553

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	$1,000	$805,364
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,714,430
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,450	1,876,985
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,660,503
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,520,095
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	2,925,183
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,032,833
East County Advanced Water Purification Joint Powers Authority Series 2024 5.00%, 09/01/2026	5,500	5,662,282
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,840,911
Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	721,470
Foothill-Eastern Transportation Corridor Agency Series 2021-A 4.00%, 01/15/2046	3,290	3,239,937
Series 2021-C 4.00%, 01/15/2043	1,889	1,876,204
Fremont Union High School District Series 2024 5.00%, 08/01/2026	1,000	1,035,484
5.00%, 08/01/2031	1,605	1,831,899
5.00%, 08/01/2033	1,000	1,172,503
5.00%, 08/01/2035	1,000	1,173,865

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	$4,880	$4,419,674
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,860,096
2.746%, 06/01/2034	3,165	2,663,664
3.115%, 06/01/2038	2,500	1,994,395
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2035	2,295	2,306,996
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,230,378
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,578
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2022 5.00%, 07/01/2025	3,000	3,034,036
Los Angeles Unified School District/CA Series 2018-B 5.00%, 07/01/2029	9,020	9,611,910
Series 2024-A 5.00%, 07/01/2032	23,000	26,569,867
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	4,185	5,212,630
Series 2009-B 7.00%, 11/01/2034	5,555	6,804,478
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,723,614
5.00%, 04/01/2034	1,100	1,146,163
5.00%, 04/01/2035	1,150	1,194,969
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,551,098
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,821,440
Series 2016-A 5.00%, 08/01/2032	2,720	2,741,561
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,868,055
Port of Los Angeles Series 2024-A 5.00%, 08/01/2029	1,295	1,374,783
5.00%, 08/01/2030	2,110	2,260,996
5.00%, 08/01/2035	2,330	2,542,840

	Principal Amount (000)	U.S. $ Value

Port of Oakland Series 2021 5.00%, 05/01/2025	$4,800	$4,825,092
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,914,488
5.00%, 09/01/2042	2,510	2,588,827
Riverside County Public Financing Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,458,833
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,204,822
San Diego Community College District (Pre-refunded - US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,081,438
San Diego County Regional Airport Authority Series 2021-B 5.00%, 07/01/2028	5,245	5,488,024
Series 2023 5.00%, 07/01/2041	10,320	11,066,173
San Diego County Water Authority Series 2015 5.00%, 05/01/2025	1,275	1,284,063
San Diego Unified School District/CA Series 2025-Z 5.00%, 07/01/2037(d)	1,500	1,709,894
5.00%, 07/01/2038(d)	1,000	1,135,258
5.00%, 07/01/2039(d)	875	987,441
5.00%, 07/01/2040(d)	1,000	1,123,453
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027	2,650	2,654,345
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,554,019
5.00%, 05/01/2035	1,000	1,046,499
Series 2019-E 5.00%, 05/01/2034	3,450	3,618,826
5.00%, 05/01/2035	3,275	3,427,283
5.00%, 05/01/2036	3,385	3,535,174
Series 2020-E 5.00%, 05/01/2037	3,815	4,011,920
Series 2022-C 2.583%, 05/01/2030	1,625	1,454,774
Series 2024 5.00%, 05/01/2036	1,950	2,121,743
5.25%, 05/01/2043	4,400	4,755,746
5.25%, 05/01/2044	5,600	6,033,635

	Principal Amount (000)	U.S. $ Value

San Joaquin Hills Transportation Corridor Agency (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 01/15/2044	$2,100	$2,101,488
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2025	5,790	5,855,670
5.00%, 07/15/2026	3,310	3,421,555
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,015,290
5.00%, 09/01/2030	1,365	1,384,437
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	3,500	3,696,378
Southwestern Community College District Series 2015 5.00%, 08/01/2025	3,870	3,916,943
State of California Series 2009 7.55%, 04/01/2039	1,000	1,182,033
Series 2018 4.60%, 04/01/2038	2,000	1,861,318
5.00%, 08/01/2025	1,885	1,907,809
Series 2019 5.00%, 04/01/2037	615	657,528
Series 2022 5.00%, 09/01/2036	7,780	8,728,990
Series 2023 5.00%, 09/01/2038	10,000	11,311,430
5.00%, 10/01/2042	2,625	2,906,789
6.00%, 03/01/2033	4,000	4,265,342
Series 2024 5.15%, 09/01/2034	2,000	2,004,561
5.25%, 08/01/2044	6,000	6,813,565
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,272,512
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	1,008,200
4.00%, 06/01/2036	1,015	1,016,646
4.00%, 06/01/2038	1,210	1,199,433
4.00%, 06/01/2040	1,150	1,116,372
5.00%, 06/01/2026	1,360	1,386,015
5.00%, 06/01/2027	1,500	1,553,379
5.00%, 06/01/2028	1,220	1,280,766
5.00%, 06/01/2030	1,500	1,606,829
5.00%, 06/01/2032	1,300	1,393,077
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	522,741

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2032	$950	$985,949
5.00%, 10/01/2034	600	621,007
5.00%, 10/01/2035	600	619,941
5.00%, 10/01/2036	800	825,512
5.00%, 10/01/2037	1,375	1,417,192
5.00%, 10/01/2038	1,000	1,027,270
University of California Series 2015-I 4.00%, 05/15/2033	5,000	5,008,973
Series 2017-A 5.00%, 05/15/2028	1,000	1,051,797
5.00%, 05/15/2029	3,000	3,152,747
5.00%, 05/15/2031	2,465	2,585,103
Series 2017-M 5.00%, 05/15/2031	4,000	4,193,018
Series 2023-B 4.693%, 05/15/2033	6,260	6,144,551
5.00%, 05/15/2025	3,000	3,024,876
Series 2024-B 5.00%, 05/15/2026	30,000	30,964,545
Washington Township Health Care District Series 2023-A 5.00%, 07/01/2040	400	411,456
5.00%, 07/01/2041	360	368,826
5.00%, 07/01/2042	350	357,318
5.00%, 07/01/2043	275	279,717
AGM Series 2023-B 4.125%, 08/01/2041	750	765,573
4.125%, 08/01/2042	275	279,536
4.25%, 08/01/2043	370	377,640
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,229,798

		847,587,692

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	610	634,107

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	123,379
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	150	119,471
Zero Coupon, 10/01/2031	185	140,926
Zero Coupon, 10/01/2032	100	72,887
Zero Coupon, 10/01/2033	250	174,285
Zero Coupon, 10/01/2034	270	179,753

	Principal Amount (000)	U.S. $ Value

New River Community Development District Series 2006-B 5.00%, 05/01/2013(e) (f) (g)	$405	$4

		810,705

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	483,311
5.00%, 01/01/2035	250	261,359
5.00%, 01/01/2036	1,590	1,659,299

		2,403,969

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	825	777,927
Series 2023 5.00%, 10/01/2028	1,045	1,072,240
5.125%, 10/01/2034	140	147,301
5.375%, 10/01/2040	275	292,424
Series 2024-A 5.00%, 10/01/2027	155	159,009
5.00%, 10/01/2031	600	627,909
5.00%, 10/01/2033	600	628,100
5.00%, 10/01/2034	450	471,208
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,471,436
5.00%, 02/01/2040	1,090	1,087,659
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	2,050	2,036,406
Guam Power Authority Series 2022-A 5.00%, 10/01/2028	3,000	3,163,801
Territory of Guam Series 2019 5.00%, 11/15/2031	405	410,615
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,024,053
5.00%, 12/01/2029	455	464,614
5.00%, 12/01/2030	730	745,142
5.00%, 12/01/2032	675	687,962
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,649,487
Series 2015-D 5.00%, 11/15/2025	1,140	1,151,237
Series 2021-F 5.00%, 01/01/2031	1,000	1,061,374
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	820,275

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2028	$955	$992,865
5.00%, 11/01/2029	1,000	1,045,660
5.00%, 11/01/2030	320	336,265

		23,324,969

Illinois – 0.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	100	100,790
5.00%, 09/01/2029	100	101,121
5.00%, 09/01/2032	100	100,252
5.00%, 09/01/2033	200	199,750
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,350,581
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026(f) (h) (i)	4,450	4,330,200

		8,182,694

Indiana – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(f) (h)	25	2

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	230	232,414
5.00%, 02/01/2027	260	266,220
5.00%, 02/01/2030	160	167,973
5.00%, 02/01/2031	200	206,406
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,575,180

		4,448,193

Michigan – 0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	1,812,515

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	175,299
5.75%, 03/01/2027	150	154,656

		329,955

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	270	262,971

	Principal Amount (000)	U.S. $ Value

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,410	$1,441,671
5.00%, 06/15/2029	6,660	6,796,808
Series 2018-A 5.00%, 06/15/2028	2,710	2,766,720
5.00%, 06/15/2029	1,290	1,316,315
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	1,000	1,005,121
5.00%, 06/01/2026	1,000	1,019,796
5.00%, 06/01/2028	1,000	1,047,412

		15,393,843

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	219,992

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,227,264

Other – 0.4%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,792	3,675,254
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	948	840,451
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(c)	2,559	134,491

		4,650,196

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,016,129

Puerto Rico – 0.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,680	1,136,479
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	2,690	2,800,369
5.00%, 07/01/2035(b)	1,735	1,787,874

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2027	$1,720	$1,718,041
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.25%, 01/01/2040	1,665	1,942,626

		9,385,389

Texas – 0.1%
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	540	557,797

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	876,138

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	730	733,247
5.00%, 10/01/2026(b)	770	777,521
5.00%, 10/01/2027(b)	805	818,597
5.00%, 10/01/2028(b)	700	714,845
5.00%, 10/01/2029(b)	320	328,428

		3,372,638

Total Long-Term Municipal Bonds (cost $948,306,095)		926,497,158

Short-Term Municipal Notes – 9.4%
California – 9.4%
Anaheim Housing & Public Improvements Authority Series 2024 3.80%, 10/01/2054(j)	1,060	1,060,000
Bay Area Toll Authority Series 2024 3.70%, 04/01/2059(j)	1,675	1,675,000
Series 2024-H 3.70%, 04/01/2059(j)	1,475	1,475,000
California Statewide Communities Development Authority Series 2018 3.65%, 08/15/2047(j)	1,765	1,765,000
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	28,945	29,231,072
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	37,000	37,364,139

	Principal Amount (000)	U.S. $ Value

County of Riverside CA Series 2024-A 3.00%, 10/17/2025	$2,500	$2,498,309
County of Santa Cruz CA Series 2024 5.00%, 07/01/2025	5,500	5,556,397
Irvine Ranch Water District Water Service Corp. Series 2009-B 3.80%, 10/01/2041(j)	445	445,000
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 4.07%, 10/01/2047(b) (j)	5,000	5,000,000
San Diego Unified School District/CA Series 2024-A 5.00%, 06/30/2025	5,000	5,049,183
San Mateo County Transit District Sales Tax Revenue Series 2020-B 3.65%, 06/01/2049(j)	1,320	1,320,000
State of California Series 2013 3.60%, 05/01/2034(j)	5,610	5,610,000

Total Short-Term Municipal Notes (cost $97,937,482)		98,049,100

Total Municipal Obligations (cost $1,046,243,577)		1,024,546,258

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $978,362)	978	994,161

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.683% (CME Term SOFR + 4.11%), 05/25/2025(a)	21	21,263
Series 2015-C03, Class 1M2 9.683% (CME Term SOFR + 5.11%), 07/25/2025(a)	21	21,590
Series 2016-C01, Class 1M2 11.433% (CME Term SOFR + 6.86%), 08/25/2028(a)	47	49,114
Series 2016-C02, Class 1M2 10.683% (CME Term SOFR + 6.11%), 09/25/2028(a)	17	18,000

Total Collateralized Mortgage Obligations (cost $107,826)		109,967

U.S. $ Value

Total Investments – 98.2% (cost $1,047,329,765)(k)	$1,025,650,386
Other assets less liabilities – 1.8%	18,509,247

Net Assets – 100.0%	$1,044,159,633

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.12%	USD	6,200	$(487,766)	$(438,536)	$(49,230)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,630	10/15/2028	CPI#	2.565%	Maturity	$93,532	$—	$93,532
USD	17,250	10/15/2029	2.485%	CPI#	Maturity	(42,369)	—	(42,369)
USD	13,425	10/15/2029	2.516%	CPI#	Maturity	(51,924)	—	(51,924)
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	(12,359)	—	(12,359)
USD	13,412	10/15/2029	2.499%	CPI#	Maturity	(41,489)	—	(41,489)
USD	20,620	10/15/2030	CPI#	2.531%	Maturity	112,240	—	112,240

						$57,631	$—	$57,631

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,500	07/31/2029	1 Day SOFR	4.461%	Annual	$233,967	$—	$233,967
USD	13,800	10/15/2029	1 Day SOFR	3.785%	Annual	(173,055)	—	(173,055)
USD	4,572	10/15/2029	1 Day SOFR	3.814%	Annual	(51,487)	—	(51,487)
USD	4,564	10/15/2029	1 Day SOFR	3.740%	Annual	(67,004)	—	(67,004)
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	4,666	—	4,666
USD	10,000	11/01/2030	1 Day SOFR	4.518%	Annual	244,075	—	244,075
USD	8,500	08/15/2031	1 Day SOFR	3.450%	Annual	(319,963)	—	(319,963)
USD	11,500	09/15/2031	1 Day SOFR	3.464%	Annual	(440,416)	—	(440,416)
USD	5,100	12/03/2031	1 Day SOFR	3.732%	Annual	(101,815)	—	(101,815)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	$291,008	$752	$290,256
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	517,227	—	517,227
USD	10,300	08/15/2034	3.931%	1 Day SOFR	Annual	122,745	—	122,745
USD	6,100	08/15/2034	3.231%	1 Day SOFR	Annual	436,277	—	436,277
USD	4,900	08/15/2034	3.304%	1 Day SOFR	Annual	328,539	—	328,539
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	247,227	—	247,227

						$1,271,991	$752	$1,271,239

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,122,157	$—	$1,122,157

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $86,730,067 or 8.3% of net assets.

(c)	IO - Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Defaulted.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,582,367 and gross unrealized depreciation of investments was $(29,859,949), resulting in net unrealized depreciation of $(19,277,582).

As of December 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,006,196,258	$—	$1,006,196,258
Short-Term Municipal Notes	—	18,350,000	—	18,350,000
Asset-Backed Securities	—	994,161	—	994,161
Collateralized Mortgage Obligations	—	109,967	—	109,967

Total Investments in Securities	—	1,025,650,386	—	1,025,650,386
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	205,772	—	205,772
Centrally Cleared Interest Rate Swaps	—	2,425,731	—	2,425,731
Interest Rate Swaps	—	1,122,157	—	1,122,157
Liabilities:
Centrally Cleared Credit Default Swaps	—	(487,766)	—	(487,766)
Centrally Cleared Inflation (CPI) Swaps	—	(148,141)	—	(148,141)
Centrally Cleared Interest Rate Swaps	—	(1,153,740)	—	(1,153,740)

Total	$—	$1,027,614,399	$—	$1,027,614,399

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.